Schedule of other significant items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Interest expense	$ 257,385	$ 44,890	$ 23,225
Depreciation and amortization	195,209	173,217	119,348
Capital expenditure	104,450	116,030
Property Management Services [Member]
Revenue from External Customer [Line Items]
Interest expense	24,289	2,137	2,584
Depreciation and amortization	2,821	139,987	119,348
Capital expenditure	104,450
Holistic Wellness Consumer Products and Services [Member]
Revenue from External Customer [Line Items]
Interest expense	4,558	10,440
Depreciation and amortization	38,732	13,058
Capital expenditure		113,603
Others [Member]
Revenue from External Customer [Line Items]
Interest expense	250,398
Depreciation and amortization	153,656
Capital expenditure
Unallocated [Member]
Revenue from External Customer [Line Items]
Interest expense		32,313	20,641
Depreciation and amortization		20,172
Capital expenditure		$ 2,427